Cover	Nov. 07, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2019
Entity File Number	000-50058
Entity Registrant Name	PRA Group, Inc.
Entity Central Index Key	0001185348
Entity Tax Identification Number	75-3078675
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	120 Corporate Boulevard
Entity Address, City or Town	Norfolk
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23502
City Area Code	888
Local Phone Number	772-7326
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PRAA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false